Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 8,952	$ 7,378
Other current assets	334	240
Total current assets	9,286	7,618
Long-term assets:
Operating lease right of use assets	32
Property and equipment, net	32
Total long term assets	64
Total assets	9,350	7,618
Current liabilities:
Trade accounts payable	195	266
Other accounts payable	1,445	1,411
Current maturity of operating lease liability	11
Short-term loans		1,197
Total current liabilities	1,651	2,874
Long - term operating lease liability	18
Total liabilities	1,669	2,874
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, no par value; Authorized: 22,500,000 shares as of June 30, 2026 and December 31, 2025; Issued and outstanding: 7,023,921 and 5,179,378 shares as of June 30, 2026, and December 31, 2025, respectively
Additional paid-in capital	66,075	60,538
Accumulated deficit	(58,394)	(55,794)
Total shareholders’ equity	7,681	4,744
Total liabilities and shareholders’ equity	$ 9,350	$ 7,618